N-6	May 08, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Pacific Select Exec Separate Acct Pacific Life Ins
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	May 08, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Effective May 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.96%

Prospectuses Available [Text Block]	Effective May 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:
Benefits Available for Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.96%

Lord Abbett Bond Debenture Portfolio Class VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co.
Current Expenses [Percent]	0.96%